Offerings - Offering: 1	Feb. 27, 2026 USD ($) shares $ / shares
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.0001 par value per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit | $ / shares	54.77
Maximum Aggregate Offering Price	$ 54,770,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,563.74
Offering Note

(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the number of shares of Class A Common Stock, par value $0.0001 per share (“Class A Common Stock”) of the Registrant, to be registered hereunder includes such indeterminate number of additional shares of Class A Common Stock that may become issuable in accordance with any adjustment and anti-dilution provisions of the Albany International Corp. Employee Stock Purchase Plan.

(2)
Estimated solely for the purpose of determining the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, the offering price and registration fee are based on a price of $54.77 per share, which price is an average of the high and low prices of the Registrant’s Class A Common Stock as reported on the New York Stock Exchange on February 25, 2026.